NATURE OF OPERATIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
NATURE OF OPERATIONS [Text Block]

1. NATURE OF OPERATIONS

Starfighters Space Inc. ("SFS" or the "Company") was incorporated on September 6, 2022, under the laws of the State of Delaware. On December 18, 2025, the Company successfully closed its initial public offering and the Company's common shares are now traded on the NYSE American LLC (the "NYSE American") under the trading symbol "FJET". The Company's registered office is held at 850 New Burton Road, Suite 201, Dover, DE 19904.

The Company's principal operating facility is located in Cape Canaveral, Florida. The Company operates from the NASA Kennedy Space Center in Florida, with an additional base of operations at Midland International Air & Space Port in Texas, and has a fleet of seven F-104 Fighter jets that are capable of flying MACH 2+. The Company is currently in the process of gaining a launch waiver and license for its first space launch to launch rockets carrying payloads for data testing from their jets into suborbital space. Upon successful suborbital space flight, the Company intends to develop infrastructure for orbital space launch. The Company has not yet commenced its principal operations as of March 31, 2026.

Risks and Uncertainties

Disruption of global financial markets and a recession or market correction, including the ongoing military conflicts between Russia and Ukraine and the related sanctions imposed against Russia as well as the escalating geopolitical tensions in the Middle East, the significant tariffs imposed by the United States on imports from other countries and other global macroeconomic factors such as inflation and rising interest rates, could reduce the Company's ability to access capital, which could in the future negatively affect the Company's liquidity and could materially affect the Company's business and the value of its common stock.

1. NATURE OF OPERATIONS

Starfighters Space Inc. ("SFS" or the "Company") was incorporated on September 6, 2022, under the laws of the State of Delaware. On December 18, 2025, the Company successfully closed their initial public offering and the Company's common shares are now traded on the NYSE American LLC (the "NYSE American") under the trading symbol "FJET". The Company's registered office is held at 850 New Burton Road, Suite 201, Dover, DE 19904.

The Company's principal operating facility is located in Cape Canaveral, Florida. The Company operates from the NASA Kennedy Space Center in Florida, with an additional base of operations at Midland International Air & Space Port in Texas, and has a fleet of seven F-104 Fighter jets that are capable of flying MACH 2+. The Company is currently in the process of gaining a launch waiver and license for its first space launch to launch rockets carrying payloads for data testing from their jets into suborbital space. Upon successful suborbital space flight, the Company intends to develop infrastructure for orbital space launch. The Company has not yet commenced its principal operations as of December 31, 2025.

Risks and Uncertainties

Disruption of global financial markets and a recession or market correction, including the ongoing military conflicts between Russia and Ukraine and the related sanctions imposed against Russia as well as the escalating geopolitical tensions in the Middle East, the significant tariffs imposed by the United States on imports from other countries and other global macroeconomic factors such as inflation and rising interest rates, could reduce the Company's ability to access capital, which could in the future negatively affect the Company's liquidity and could materially affect the Company's business and the value of its common stock.